Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42684
Entity Registrant Name	Rubico Inc.
Entity Central Index Key	0001943421
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	20 Iouliou Kaisara Str
Entity Address, Address Line Two	Paiania
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	19002
Title of 12(b) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	RUBI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	385,501
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Nikolaos Papastratis
Entity Address, Address Line One	20 Iouliou Kaisara Str
Entity Address, Address Line Two	Paiania
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	19002
Country Region	30
City Area Code	210
Local Phone Number	812 8107
Contact Personnel Email Address	npapastratis@rubicoinc.com
Series D Preferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	100,000